Inventory - Schedule of Inventory (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Total gross inventory, finished goods	$ 717	$ 297	$ 527
Less: inventory reserve	(52)	(111)	(365)
Total inventory	$ 665	$ 186	$ 162